Scope of consolidation and non-consolidated entities (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impact of Deconsolidation on Group's Financial Statements

On the date of loss of control, the profit from Calyxt’s deconsolidation was as follows:

As of May 31,
2023

Assets held for sale	(19,714)
Liabilities related to assets held for sale	23,592
Non-controlling interests	3,625
Net assets, liabilities and equity derecognized	7,503

Consideration received in cash	-
Fair value of the retained investment	15,097
Consideration received	15,097

Profit from deconsolidation	22,600